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            Annual Notice of Securities Sold Pursuant to Rule 24F-2


                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington,  D.C.  20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instruction at end of Form before preparing Form.

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  1. Name and address of issuer:  Heartland Group, Inc.
                                  790 N. Milwaukee Street
                                  Milwaukee,  WI   53202


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  2. The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

     Heartland U.S. Government Securities Fund

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  3. Investment Company Act File Number:  811-4982


     Securities Act File Number:  33-11371
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  4(a). Last day of year for which this Form is filed:  12/31/97

  4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
  (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

  4(c). [_] Check box if this is the last time the issuer will be filing this Form.

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  5. Calculation of registration fee:

      (i)   Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):          $ 17,077,888
                                                                ------------

      (ii)  Aggregate price of securities redeemed or
            repurchased during the fiscal year:                 $ 21,599,173
                                                                ------------

      (iii) Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995
            that were not previously used to reduce
            registration fees payable to the Commission:        $          0
                                                                ------------

      (iv)  Total available redemption credits [add
            Items 5(ii) and 5(iii)]:                          - $ 21,599,173
                                                                ------------
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      (v)    Net sales - if Item 5(i) is greater than
             Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:   $
                                                                ------------

      (vi)   Redemption credits available for use in future
             years                                              $ (4,521,285)
                                                                ------------
             - if Item 5(i) is less than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                x      .000295
                                                                ------------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):            = $          0
                                                                ------------

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  6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of securities (number of shares or other units) deducted here:  0   If
                                                                    -----
      there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0
                                                -----

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  7.  Interest due - if this Form is being filed more than 90 days after the
      end the issuer's fiscal year (see Instruction D):        +$          0
                                                                ------------

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  8.  Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                              =$          0
                                                                ------------

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  9.  Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

        Method of Delivery:                                    Not applicable
                                   [_] Wire Transfer

                                   [_] Mail or other means

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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*  PAUL T. BESTE
                               -----------------------------------

                                 Paul T. Beste, Vice President and
                                    Principal Accounting Officer
                               -----------------------------------

      Date   March 31, 1998

  *Please print the name and title of the signing officer below the signature.
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